DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 58,562
Debt obligation issuance, net of repayments	(1,304)
Non-cash changes in debt obligations
Assumed from business combinations	444
Assumed by purchaser	(372)
Amortization of deferred financing costs and (premium) discount	220
Foreign currency translation	652
Borrowings Acquisition of Foreign Investments	10,674
Other	(164)
Debt obligations, end of period	$ 68,712